Financial Risk Management - Summary of Liquidity Risk (Detail) - EUR (€) € in Thousands	Jun. 30, 2024		Dec. 31, 2023
Disclosure Of Liquidity Risk Explanatory [Line Items]
Current liabilities	€ 176,657	[1]	€ 190,774
Liquidity risk [member]
Disclosure Of Liquidity Risk Explanatory [Line Items]
Current assets	204,696		256,924
Current liabilities	176,657		190,774
Total	€ 28,039		€ 66,150

[1]	Unaudited